4. LOANS AND ALLOWANCE FOR LOAN LOSSES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Performing TDRs	$ 1,155	$ 2,613
Nonperforming TDRs	183	190
Total TDRs	1,338	2,803
Consumer Real Estate
Performing TDRs	338	346
Nonperforming TDRs	58	65
Commercial and industrial loans (except those secured by real estate)
Performing TDRs	297	47
Nonperforming TDRs		0
Consumer and other
Nonperforming TDRs	0	21
Construction and land development
Nonperforming TDRs	125	104
Commercial Real Estate
Performing TDRs	$ 520	$ 2,220